Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	3,602,874	3,538,038	3,223,015
Common stock, shares outstanding	3,602,874	3,538,038	3,223,015
Undesignated Preferred Stock
Preferred stock value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Series A Preferred Stock
Preferred stock value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	3,269,998	3,269,998	3,269,998
Preferred stock, shares issued	3,269,998	3,269,998	3,269,998
Series B Preferred Stock
Preferred stock value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0